Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operations:
Net earnings	$ 3,094	$ 111,330
Adjustments for:
Long-term compensation plans	14,521	18,888
Depreciation and amortization	317,904	309,314
Gain on asset disposals	(8,623)	(16,148)
Loss on asset decommissioning	67,080	0
Unrealized foreign exchange	(1,654)	2,442
Finance charges	57,197	69,753
Income taxes	52,827	43,229
Other	(439)	(272)
Loss on investments and other assets	1,344	1,484
Income taxes paid	(5,638)	(6,459)
Income taxes recovered	67	85
Interest paid	(63,491)	(72,241)
Interest received	1,234	1,967
Funds provided by operations	435,423	463,372
Changes in non-cash working capital balances	(22,526)	18,711
Cash provided by operations	412,897	482,083
Investments:
Purchase of property, plant and equipment	(263,474)	(216,647)
Purchase of intangibles	(24)	(51)
Proceeds on sale of property, plant and equipment	39,038	30,395
Proceeds from sale of investments and other assets	0	3,623
Purchase of investments and other assets	(21)	(725)
Receipt of finance lease payments	851	799
Changes in non-cash working capital balances	15,306	(20,380)
Cash used in investing activities	(208,324)	(202,986)
Financing:
Issuance of long-term debt	148,780	27,978
Repayment of long-term debt	(249,439)	(204,319)
Repurchase of share capital	(75,623)	(75,488)
Issuance of common shares from the exercise of options	418	686
Debt amendment fees	(717)	(1,363)
Distributions to non-controlling interest	(831)
Lease payments	(14,867)	(13,271)
Funding from non-controlling interest	0	4,392
Cash used in financing activities	(192,279)	(261,385)
Effect of exchange rate changes on cash and cash equivalents	(284)	1,877
Increase in cash	12,010	19,589
Cash, beginning of year	73,771	54,182
Cash, end of year	$ 85,781	$ 73,771